Investments - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Investment Income [Line Items]
Payments to acquire investments	$ 1,617	$ 9,496	$ 16,448	$ 5,051	$ 35,713
Proceeds from investments	3,173	5,567	15,739	10,619	45,489
Time Deposits
Net Investment Income [Line Items]
Payments to acquire investments	1,298	9,165	15,794	4,358	34,905
Proceeds from investments	$ 2,845	$ 5,274	$ 15,140	$ 9,943	$ 44,372